SUBSEQUENT EVENTS	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 6 - SUBSEQUENT EVENTS

On February 21, 2017, the Company filed a registration statement on Form S-1 pursuant to the Securities Act of 1933 to register 1,015,000 shares of common stock held by the shareholders for sale by such shareholders. As of the date of this report, that registration statement is not effective and no shares have been registered for sale by such shareholders.

The Company has evaluated subsequent events from the balance sheet date through May 22, 2017, the date at which the financial statements were available to be issued, and has determined that there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, Subsequent Events.

On February 21, 2017, the Company filed a registration statement on Form S-1 pursuant to the Securities Act of 1933 to register 1,015,000 shares of common stock held by the shareholders for sale by such shareholders.

As of the date of this report, that registration statement is not effective and no shares have been registered for sale by such shareholders.

Management has evaluated subsequent events through May 19, 2017, the date which the financial statements were available to be issued. Except for the events disclosed above, all subsequent events requiring recognition have been incorporated into these financial statements in accordance with FASB ASC Topic 855, "Subsequent Events".